PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 - PROPERTY AND EQUIPMENT

Composition of assets, grouped by major classification, is as follows:

	December 31
	2011	2012
	In thousands
Cost:
Computers, software and equipment	$6,394	$5,797
Office furniture and equipment	179	179
Leasehold improvements	341	346
	6,914	6,322
Less - accumulated depreciation and amortization	5,864	5,471
	$1,050	$851

Depreciation and amortization expenses totaled $737,000, $526,000 and $509,000 in the years ended December 31, 2010, 2011 and 2012 respectively.